Schedule II-Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2014
Valuation and Qualifying Accounts [Abstract]
Schedule II-Valuation and Qualifying Accounts

Schedule II—Valuation and Qualifying Accounts

Allowance for Doubtful Accounts(1)	Beginning Balance	Additions- Charged to Income	Deductions	Ending Balance
Millions of Dollars
Year-Ended December 31,
2014	$ 5	$ 2	$ 2	$ 5
2013	5	2	2	5
2012	14	3	12	5

Other Reserves(2)	Beginning Balance	Ending Balance

Millions of Dollars
Year Ended December 31,
2014	$ 4	$ 5
2013	8	4
2012	4	8

(1)	TEP records additions to the Allowance for Doubtful Accounts based on historical experience and any specific customer collection issues identified. Deductions principally reflect amounts charged off as uncollectible, less amounts recovered. Amounts include reserves for trade receivables, wholesales sales, and in-kind transmission imbalances.
(2)	As the Other Reserves are not individually significant, additions and deductions need not be disclosed. Other reserves are made up of reserves for sales tax audits, litigation matters, and damages billable to third parties.